OMB APPROVAL
	OMB Number:	3235-0578
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Grant Spence c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2012 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 95.7%
EUROPE — 62.9%
BELGIUM — 2.6%
Anheuser-Busch InBev NV	7,008	$553,315
TOTAL BELGIUM — (Cost $510,606)		553,315

FRANCE — 9.1%
Air Liquide SA	2,681	300,116
Safran SA	8,802	298,853
Sanofi SA	7,575	619,519
Schneider Electric SA (a)	5,537	313,590
Technip SA	3,626	382,255
TOTAL FRANCE — (Cost $1,755,486)		1,914,333

GERMANY — 4.6%
Adidas AG	4,358	327,677
Daimler AG (a)	6,828	342,011
Fresenius Medical Care AG & Co.	4,071	295,779
TOTAL GERMANY — (Cost $982,128)		965,467

ITALY — 1.3%
Prysmian SpA*	17,262	277,596
TOTAL ITALY — (Cost $266,166)		277,596

NETHERLANDS — 3.3%
Gemalto NV (a)	5,364	411,105
ING Groep NV *	44,060	291,712
TOTAL NETHERLANDS — (Cost $470,477)		702,817

NORWAY — 1.1%
DnB NOR ASA	22,851	240,734
TOTAL NORWAY — (Cost $252,814)		240,734

RUSSIA — 0.9%
X5 Retail Group NV, GDR 144A*	9,200	180,504
TOTAL RUSSIA — (Cost $304,947)		180,504

SWEDEN — 1.5%
Atlas Copco AB, A Shares	14,154	318,851
TOTAL SWEDEN — (Cost $361,943)		318,851

SWITZERLAND — 9.6%
Cie Financiere Richemont SA	5,669	321,977
Nestle SA 144A	11,613	714,289
Novartis AG 144A	10,118	593,835
Syngenta AG 144A	1,172	400,591
TOTAL SWITZERLAND — (Cost $2,029,851)		2,030,692

See Notes to Schedule of Investments.

1

	Shares	Value
COMMON STOCKS† — Continued
EUROPE — Continued
UNITED KINGDOM — 28.9%
Anglo American PLC	7,475	$222,674
BG Group PLC	23,738	469,686
British American Tobacco PLC	8,496	452,562
British Sky Broadcasting Group PLC	30,946	345,696
GlaxoSmithKline PLC	22,424	516,288
HSBC Holdings PLC	83,331	697,543
Inmarsat PLC	39,905	307,570
Johnson Matthey PLC	8,434	288,267
Pearson PLC	16,194	303,662
Persimmon PLC	28,176	271,902
Petrofac, Ltd.	15,963	373,161
Prudential PLC	32,673	390,857
Rio Tinto PLC	7,241	334,510
Royal Dutch Shell, B Shares	16,330	575,939
Serco Group PLC (a)	35,402	319,987
Willis Group Holdings PLC (a)	6,500	240,370
TOTAL UNITED KINGDOM — (Cost $6,017,327)		6,110,674
TOTAL EUROPE — (Cost $12,951,745)		13,294,983

JAPAN — 18.4%
Astellas Pharma, Inc.	6,400	305,562
Denso	7,700	248,273
Fanuc Corp.	2,000	312,576
INPEX Corp.	43	241,626
Lawson, Inc. (a)	4,400	316,518
Mitsubishi Estate Co. Ltd.	21,000	380,621
Mitsubishi UFJ Financial Group, Inc.	83,800	408,676
Mitsui & Co., Ltd.	13,600	203,151
Mitsui Fudosan Co., Ltd.	20,000	390,656
NTT DoCoMo, Inc.	196	329,405
Osaka Gas Co., Ltd.	58,000	238,310
Sekisui House Ltd. (a)	31,000	298,394
Sony Corp. (a)	17,200	212,014
TOTAL JAPAN — (Cost $3,955,742)		3,885,782

LATIN AMERICA — 0.4%
MEXICO — 0.4%
Grupo Financiero Banorte SAB de CV	15,700	84,294
TOTAL MEXICO — (Cost $68,978)		84,294
TOTAL LATIN AMERICA — (Cost $68,978)		84,294

See Notes to Schedule of Investments.

2

	Shares	Value
COMMON STOCKS† — Continued
MIDDLE EAST — 1.6%
ISRAEL — 1.6%
Check Point Software Technologies Ltd. *(a)	6,800	$330,276
TOTAL ISRAEL — (Cost $362,802)		330,276
TOTAL MIDDLE EAST — (Cost $362,802)		330,276

PACIFIC BASIN — 12.4%
AUSTRALIA — 2.9%
Incitec Pivot Ltd.	40,784	133,294
Newcrest Mining Ltd.	9,223	227,773
QR National Ltd.	77,187	259,571
TOTAL AUSTRALIA — (Cost $707,094)		620,638

HONG KONG — 4.3%
AIA Group Ltd.	106,000	372,484
China Merchants Holdings International Co., Ltd.	90,000	279,121
SJM Holdings Ltd.	147,000	262,733
TOTAL HONG KONG — (Cost $794,778)		914,338

SINGAPORE — 1.9%
Oversea-Chinese Banking Corp., Ltd.	51,000	391,394
TOTAL SINGAPORE — (Cost $385,266)		391,394

SOUTH KOREA — 1.8%
Samsung Electronics Co., Ltd., GDR 144A	666	383,949
TOTAL SOUTH KOREA — (Cost $271,609)		383,949

THAILAND — 1.5%
Bangkok Bank Public Co., Ltd.	48,400	319,898
TOTAL THAILAND — (Cost $203,314)		319,898
TOTAL PACIFIC BASIN — (Cost $2,362,061)		2,630,217
TOTAL COMMON STOCKS — (Cost $19,701,328)		20,225,552

PREFERRED STOCKS — 2.5%
EUROPE — 2.5%
GERMANY — 2.5%
Henkel AG & Co. KGaA	4,638	333,836
ProSiebenSat.1 Media	9,401	197,795
TOTAL GERMANY — (Cost $488,444)		531,631
TOTAL EUROPE — (Cost $488,444)		531,631
TOTAL PREFERRED STOCKS — (Cost $488,444)		531,631

See Notes to Schedule of Investments.

3

	Shares	Value
COLLATERAL FOR SECURITIES ON LOAN — 6.6%
State Street Navigator Securities Lending Prime Portfolio, 0.30%	1,393,392	$1,393,392
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $1,393,392)		1,393,392

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
State Street Bank & Trust Co. Euro Time Deposit, 0.01%, 08/01/2012	$224,000	224,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $224,000)		224,000
TOTAL INVESTMENTS — (Cost $21,807,164) (b) — 105.9%		22,374,575
OTHER ASSETS LESS LIABILITIES — (5.9)%		(1,241,540)
NET ASSETS — 100.0%		$21,133,035

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 1.4%, Apparel 1.6%, Auto Manufacturers 1.6%, Auto Parts & Equipment 1.2%, Bank Investment Contracts 2.2%, Banks 10.1%, Beverages 2.6%, Chemicals 5.3%, Commercial Services 1.5%, Computers 2.0%, Distribution/wholesale 1.0%, Electrical Componant & Equipment 2.8%, Food 4.2%, Gas Distribution 1.1%, Healthcare - Services 1.4%, Holding Companies - Diversified 1.3%, Home Builders 2.7%, Home Furnishings 1.0%, Household Products/wares 1.6%, Insurance 6.1%, Iron/steel 1.6%, Lodging 1.2%, Machinery - Construction & Mining 1.5%, Machinery - Diversified 1.5%, Media 4.0%, Mining 2.1%, Oil & Gas 3.9%, Oil & Gas Services 3.6%, Pharmaceuticals 9.6%, Real Estate 3.7%, Retail 3.0%, Semiconductors 1.8%, Software 1.6%, Telecommunications 1.6%, Telecommunications Services 1.5%, Tobacco 2.1%, and Transportation 1.2%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of July 31, 2012, the market value of the securities loaned was $2,784,265.
(b)

At July 31, 2012, the cost of investment securities for tax purposes was $21,807,164. Net unrealized appreciation of investment securities for tax purposes was $567,411, consisting of unrealized gains of $2,172,600 on securities that had risen in value since their purchase and $1,605,189 in unrealized losses on securities that had fallen in value since their purchase.

GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

4

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2012 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 87.5%
AFRICA — 5.9%
SOUTH AFRICA — 5.9%
Aspen Pharmacare Holdings Ltd.*	81,835	$1,435,355
MTN Group Ltd.	65,145	1,172,768
TOTAL SOUTH AFRICA — (Cost $1,676,680)		2,608,123
TOTAL AFRICA — (Cost $1,676,680)		2,608,123

EUROPE — 9.3%
RUSSIA — 7.1%
Gazprom OAO, ADR	27,358	251,967
Gazprom OAO, ADR, (London Intl.)	100,518	930,294
LUKOIL, ADR	13,698	769,828
LUKOIL, ADR, (London Intl.)	1,498	84,637
Novolipetsk Steel, GDR 144A	29,200	486,180
X5 Retail Group NV, GDR 144A *	31,200	612,144
TOTAL RUSSIA — (Cost $3,965,127)		3,135,050

TURKEY — 2.2%
Turkiye Garanti Bankasi AS	257,381	1,003,798
TOTAL TURKEY — (Cost $1,009,386)		1,003,798
TOTAL EUROPE — (Cost $4,974,513)		4,138,848

LATIN AMERICA — 20.2%
BRAZIL — 5.2%
Banco do Brasil SA	47,700	507,447
Cia Hering	30,300	598,252
Localiza Rent a Car SA	44,300	718,373
PDG Realty SA Empreendimentos e Participacoes	295,600	491,897
TOTAL BRAZIL — (Cost $2,326,706)		2,315,969

CHILE — 1.1%
Banco Santander Chile, ADR	6,500	488,540
TOTAL CHILE — (Cost $436,703)		488,540

MEXICO — 9.4%
America Movil SAB de CV	1,105,600	1,476,517
Controladora Comercial Mexicana SAB de CV	304,000	694,935
Grupo Financiero Banorte SAB de CV, Series O	172,200	924,546
Mexichem SAB de CV	230,931	1,092,271
TOTAL MEXICO — (Cost $3,568,430)		4,188,269

PERU — 4.5%
Cia de Minas Buenaventura SA, ADR	19,600	713,832

See Notes to Schedule of Investments.

	Shares	Value
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
PERU — Continued
Credicorp Ltd.	10,900	$1,263,746
TOTAL PERU — (Cost $1,807,901)		1,977,578
TOTAL LATIN AMERICA — (Cost $8,139,740)		8,970,356

OTHER AREAS — 5.0%
INDIA — 5.0%
Infrastructure Development Finance Co., Ltd.	334,257	807,470
Maruti Suzuki India Ltd.	32,499	664,413
Tata Steel Ltd.	98,705	736,893
TOTAL INDIA — (Cost $3,059,685)		2,208,776
TOTAL OTHER AREAS — (Cost $3,059,685)		2,208,776

PACIFIC BASIN — 47.1%
CHINA — 11.3%
China Taiping Insurance Holdings Co., Ltd.*	406,600	569,419
CNOOC Ltd.	736,000	1,490,090
Dongfang Electric Corp. Ltd., H Shares	292,400	426,080
Industrial and Commercial Bank of China Ltd., H Shares (a)	2,722,309	1,562,186
Lenovo Group Ltd. (a)	1,384,000	961,966
TOTAL CHINA — (Cost $5,337,428)		5,009,741

HONG KONG — 1.0%
SJM Holdings Ltd.	229,000	409,293
TOTAL HONG KONG — (Cost $254,849)		409,293

INDONESIA — 2.8%
Bank Mandiri Persero Tbk PT	1,421,000	1,246,096
TOTAL INDONESIA — (Cost $968,537)		1,246,096

MALAYSIA — 4.9%
Axiata Group Berhad	652,522	1,221,850
CIMB Group Holdings Berhad	382,386	959,172
TOTAL MALAYSIA — (Cost $1,398,669)		2,181,022

SOUTH KOREA — 14.1%
Hyundai Mobis	4,998	1,323,959
Korean Reinsurance Co.	95,279	824,171
Samsung Electronics Co., Ltd.	2,972	3,440,883
Samsung Engineering Co., Ltd.	4,182	675,038
TOTAL SOUTH KOREA — (Cost $4,637,480)		6,264,051

TAIWAN — 9.1%
Chinatrust Financial Holding Co., Ltd.	1,362,457	817,679
Simplo Technology Co. Ltd.*	79,200	448,912
Taiwan Semiconductor Manufacturing Co., Ltd.	763,822	2,062,835

See Notes to Schedule of Investments.

	Shares	Value
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
TAIWAN — Continued
Wistron Corp.	655,208	$706,709
TOTAL TAIWAN — (Cost $3,854,312)		4,036,135

THAILAND — 3.9%
CP ALL PCL	441,400	476,886
Kasikornbank PCL	221,200	1,244,118
TOTAL THAILAND — (Cost $1,020,345)		1,721,004
TOTAL PACIFIC BASIN — (Cost $17,471,620)		20,867,342
TOTAL COMMON STOCKS — (Cost $35,322,238)		38,793,445

RIGHTS AND WARRANTS — 0.0%
LATIN AMERICA — 0.0%
BRAZIL — 0.0%
PDG Realty SA Empreendimentos e Participacoes*	30,188	589
TOTAL BRAZIL — (Cost $0)		589
TOTAL LATIN AMERICA — (Cost $0)		589
TOTAL RIGHTS AND WARRANTS— (Cost $0)		589

PREFERRED STOCKS — 11.0%
LATIN AMERICA — 11.0%
BRAZIL — 11.0%
AES Tiete SA	57,712,000	826,590
Itau Unibanco Holding SA	67,700	1,072,721
Petroleo Brasileiro SA	167,800	1,596,769
Vale SA, Class A	77,177	1,370,897
TOTAL BRAZIL — (Cost $5,733,254)		4,866,977
TOTAL LATIN AMERICA — (Cost $5,733,254)		4,866,977
TOTAL PREFERRED STOCKS — (Cost $5,733,254)		4,866,977

COLLATERAL FOR SECURITIES ON LOAN — 3.7%
State Street Navigator Securities Lending Prime Portfolio, 0.30%	1,641,265	1,641,265
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $1,641,265)		1,641,265

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
State Street Bank & Trust Co. Euro Time Deposit 0.01%, 08/01/2012	$821,000	821,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $821,000)		821,000
TOTAL INVESTMENTS — (Cost $43,517,757) (b) — 104.0%		46,123,276
OTHER ASSETS LESS LIABILITIES — (4.0)%		(1,764,949)
NET ASSETS — 100.0%		$44,358,327

See Notes to Schedule of Investments.

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Manufacturers 1.5%, Auto Parts & Equipment 3.0%, Bank Investment Contracts 0.2%, Banks 23.2%, Chemicals 2.5%, Commercial Services 1.6%, Computers 4.8%, Diversified Financial Services 1.8%, Electric 1.9%, Electrical Componant & Equipment 1.0%, Engineering Construction 1.5%, Food 2.9%, Healthcare - Products 3.2%, Home Furnishings 7.8%, Insurance 3.1%, Iron/steel 1.7%, Lodging 0.9%, Mining 4.7%, Oil & Gas 11.4%, Private Equity 1.8%, Real Estate 1.1%, Retail 1.1%, Semiconductors 4.7%, Steel 1.1%, Telecommunications 8.7%, and Textiles 1.3%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of July 31, 2012, the market value of the securities loaned was $1,765,657.
(b)

At July 31, 2012, the cost of investment securities for tax purposes was $43,517,757. Net unrealized appreciation of investment securities for tax purposes was $2,605,519, consisting of unrealized gains of $7,740,629 on securities that had risen in value since their purchase and $5,135,110 in unrealized losses on securities that had fallen in value since their purchase.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS

1.  Additional Information Regarding Valuation and Investments

Foreign Investments - The Funds will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over the counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost. Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are recorded at fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees of the Trust (the “Trustees”), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events will not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of any Fund’s portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith in accordance with valuation procedures approved by the Trustees, which may include the use of a third party valuation service. During the period covered by this report, certain foreign securities held by the Funds were subject to Fair value pricing adjustments made at the direction of third-party pricing vendors approved by the Board. Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities, which generally represent a transfer from a Level 1 to a Level 2 security (as such classifications are described in more detail below), will be classified as a Level 2 security. If fair value pricing adjustments are not made, these securities will be classified as Level 1. As of July 31, 2012, the Fund held no securities that had been fair valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures other than those valued by the third-party pricing service.

Fair Value Measurement - The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).

•  Level 1 - Valuations based on quoted prices for identical securities in active markets.

•  Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used as of July 31, 2012 in valuing each Fund’s investments carried at value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stocks	$20,225,552	$—	$—	$20,225,552
Preferred Stocks	531,631	—	—	531,631
Short-Term Investments	—	224,000	—	224,000
Collateral for Securities on Loan	—	1,393,392	—	1,393,392
Total Investments	$20,757,183	$1,617,392	$—	$22,374,575
MCBT Global Emerging Markets Fund
Common Stocks	$38,793,445	$—	$—	$38,793,445
Rights and Warrants	589	—	—	589
Preferred Stocks	4,866,977	—	—	4,866,977
Short-Term Investments	—	821,000	—	821,000
Collateral for Securities on Loan	—	1,641,265	—	1,641,265
Total Investments	$43,661,011	$2,462,265	$—	$46,123,276

Effective July 31, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 of the fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended July 31, 2012.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: September 28, 2012	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 28, 2012	By:	/s/ Gary Logan
	Name:	Gary Logan
	Title:	Officer-Acting as principal executive officer in the temporary absence of the President.

Date: September 28, 2012	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.